Organization And Summary Of Significant Accounting Policies (Narrative) (Description Of Business) (Details) (USD $)	3 Months Ended		12 Months Ended										0 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended			3 Months Ended	12 Months Ended		3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended				3 Months Ended	12 Months Ended		3 Months Ended
	Mar. 31, 2013 property	Mar. 31, 2012 property	Dec. 31, 2012 property state	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 SPPR-South Bend, LLC [Member] property	Dec. 31, 2012 SPPR-South Bend, LLC [Member] property	Mar. 31, 2013 SPPR-BMI, LLC [Member] property	Dec. 31, 2012 SPPR-BMI, LLC [Member] property	Dec. 31, 2012 SPPR-Dowell, LLC [Member] property	Mar. 31, 2013 TRS Leasing, Inc [Member] property	Dec. 31, 2012 TRS Leasing, Inc [Member] property	Mar. 25, 2011 Royco Hotels [Member]	Dec. 31, 2012 Royco Hotels [Member]	Dec. 31, 2011 Royco Hotels [Member] property	Dec. 31, 2011 Royco Hotels [Member] Minimum [Member]	Dec. 31, 2011 Royco Hotels [Member] Maximum [Member]	Dec. 31, 2012 HMA, Strand and Kinseth [Member] property	Mar. 31, 2013 Hospitality Management Advisors, Inc. [Member] property	Dec. 31, 2012 Hospitality Management Advisors, Inc. [Member] property	Mar. 31, 2013 Hospitality Management Advisors, Inc. [Member] Minimum [Member]	Dec. 31, 2012 Hospitality Management Advisors, Inc. [Member] Minimum [Member]	Mar. 31, 2013 Strand Development Company LLC [Member] property	Dec. 31, 2012 Strand Development Company LLC [Member]	Mar. 31, 2013 Strand Development Company LLC [Member] Minimum [Member]	Dec. 31, 2012 Strand Development Company LLC [Member] Minimum [Member]	Mar. 31, 2013 Kinseth Hotel Corporation [Member] state property	Dec. 31, 2012 Kinseth Hotel Corporation [Member] property	Mar. 31, 2013 Kinseth Hotel Corporation [Member] Minimum [Member]	Dec. 31, 2012 Kinseth Hotel Corporation [Member] Minimum [Member]	Mar. 31, 2013 Cherry Cove Hospitality Management, LLC [Member] property	Dec. 31, 2012 Cherry Cove Hospitality Management, LLC [Member]	Mar. 31, 2013 Cherry Cove Hospitality Management, LLC [Member] Minimum [Member]	Mar. 31, 2013 SPPR-Hotels, LLC [Member] property	Dec. 31, 2012 SPPR-Hotels, LLC [Member] property	Mar. 31, 2013 SPPR-Hotels, LLC [Member] SPPR Holdings, Inc. [Member]	Dec. 31, 2011 SPPR-Hotels, LLC [Member] SPPR Holdings, Inc. [Member]	Dec. 31, 2011 SPPR-BMI, LLC [Member] SPPR Holdings, Inc. [Member]	Mar. 31, 2013 SPPR-BMI, LLC [Member] SPPR-BMI Holdings, Inc. [Member]	Mar. 31, 2013 Supertel Hospitality REIT Trust [Member] Supertel Limited Partnership [Member]	Dec. 31, 2012 Supertel Hospitality REIT Trust [Member] Supertel Limited Partnership [Member]	Mar. 31, 2013 Supertel Limited Partnership [Member] Solomons Beacon Inn Limited Parternship [Member]	Dec. 31, 2011 Supertel Limited Partnership [Member] Solomons Beacon Inn Limited Parternship [Member]	Mar. 31, 2013 Supertel Limited Partnership [Member] SPPR-South Bend, LLC [Member]	Dec. 31, 2011 Supertel Limited Partnership [Member] SPPR-South Bend, LLC [Member]	Mar. 31, 2013 Supertel Limited Partnership [Member] SPPR-BMI, LLC [Member]	Dec. 31, 2011 Supertel Limited Partnership [Member] SPPR-BMI, LLC [Member]	Mar. 31, 2013 Supertel Limited Partnership [Member] SPPR-Hotels, LLC [Member]	Dec. 31, 2011 Supertel Limited Partnership [Member] SPPR-Hotels, LLC [Member]	Dec. 31, 2011 Supertel Limited Partnership [Member] SPPR-Dowell, LLC [Member]	Mar. 31, 2013 Supertel Limited Partnership [Member] HLC Hotels Inc [Member] property	Dec. 31, 2012 Supertel Limited Partnership [Member] HLC Hotels Inc [Member] property	Mar. 31, 2013 Solomons Beacon Inn Limited Parternship [Member] Supertel Hospitality, Inc. [Member]	Dec. 31, 2011 Solomons Beacon Inn Limited Parternship [Member] Supertel Hospitality, Inc. [Member]	Mar. 31, 2013 Supertel Hospitality Management, Inc [Member]	Dec. 31, 2011 Supertel Hospitality Management, Inc [Member]	Mar. 31, 2013 SPPR Holdings, Inc. [Member]	Dec. 31, 2011 SPPR Holdings, Inc. [Member]	Mar. 31, 2013 SPPR-BMI Holdings, Inc. [Member]	Dec. 31, 2011 SPPR-BMI Holdings, Inc. [Member]	Mar. 31, 2013 SPPR-Dowell Holdings, Inc. [Member]	Dec. 31, 2011 SPPR-Dowell Holdings, Inc. [Member]	Mar. 31, 2013 SPPR-Dowell, LLC [Member] Supertel Limited Partnership [Member]	Mar. 31, 2013 SPPR-Dowell, LLC [Member] SPPR Holdings, Inc. [Member]	Dec. 31, 2011 SPPR-Dowell, LLC [Member] SPPR-Dowell Holdings, Inc. [Member]	Dec. 31, 2012 Economy Extended-Stay Hotels [Member] Strand Development Company LLC [Member] property	Dec. 31, 2012 Company Hotels [Member] Strand Development Company LLC [Member] property	Dec. 31, 2012 Previously Reported [Member] property	Mar. 31, 2013 Series C Convertible Preferred Stock [Member]	Dec. 31, 2012 Series C Convertible Preferred Stock [Member]	Dec. 31, 2011 Series C Convertible Preferred Stock [Member]	Mar. 31, 2013 Subsequent Event [Member] property security
Number of hotels held for sale	27	27	29																																																																	22				29
Impact of assets reclassification to increase (decrease) losses from continuing operation	$ 129,000	$ 79,000	$ (1,031,000)	$ (2,051,000)	$ 28,000
Reverse stock split ratio																																																																								8
Preferred stock, dividend rate																																																																					6.25%	6.25%	6.25%
Entity incorporation, date of incorporation	Aug. 23, 1994		Aug. 23, 1994
Number of hotels company having interests in	73		75
Number of properties held by related parties						10	11	10	11	11	54	57																						11	11
Holding interest																																				1.00%	1.00%	1.00%	1.00%	99.00%	99.00%	99.00%	99.00%	100.00%	100.00%	99.00%	99.00%	99.00%	99.00%	99.00%			1.00%	1.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	99.00%	1.00%	1.00%
Number of hotels owned	84		86
Number of hotels managed by third party manager															95			95
Hotel management agreement, termination date														May 31, 2011						May 31, 2014				May 31, 2014				May 31, 2014
Percentage of gross hotel revenues paid as management fee																3.00%	4.25%
Incentive entitled on gross hotel revenues, increased amount																75,000,000	100,000,000
Annual incentive fee															10.00%																																				10.00%	10.00%
10% incentive entitled in net operating income, amount															1,000,000
Incentive entitled on net operating income on excess above one million, percentage																	20.00%
Lawsuit settlement, termination fees paid														470,000
Number of extended-stay hotels managed by related parties																							7
Number of hotels managed by related parties																			20	21			14				36	36			1																				6	6														7	15
Average annual net operating income in excess of investments in hotels, percentage																10.00%																																			10.50%	10.50%
Aggregate amount to pay lawsuit settlement agreement													$ 590,000
Number of hotels subsequently sold																		2
Hotel management agreement, commencement date																		June 1, 2011
Number of operating states of hotels managed by related parties			8																								8
Management agreement additional renewal period																			1 year	1 year			1 year	1 year			1 year	1 year			1 year
Management agreement termination notice period																					90 days	90 days			90 days	90 days			90 days	90 days			90 days
Base management fee received on gross hotel revenues by managing related parties, percentage																			3.50%	3.50%			3.50%	3.50%			3.50%	3.50%			3.50%	3.50%																			5.00%	5.00%
Management fee received on hotel net operating income by managing related parties, percentage																			2.25%	2.25%			2.25%	2.25%			2.25%	2.25%			2.25%	2.25%
Management agreement expiration date																							5/31/2014				5/31/2014